Destra Granahan Small Cap Advantage Fund
Schedule of Investments
As of December 31, 2020 (unaudited)

Shares		Value
	COMMON STOCKS – 97.3%
	COMMUNICATIONS – 7.5%
	INTERNET – 7.5%
2,220	Etsy, Inc.(1)	$394,960
2,647	EverQuote, Inc., Class A(1)	98,865
3,189	Liquidity Services, Inc.(1)	50,737
24,656	Magnite, Inc.(1)	757,186
		1,301,748
	CONSUMER, CYCLICAL – 5.4%
	AUTO PARTS & EQUIPMENT – 1.3%
5,371	Douglas Dynamics, Inc.	229,718

	DISTRIBUTION/WHOLESALE – 0.7%
6,604	Titan Machinery, Inc.(1)	129,108

	LEISURE TIME – 1.4%
4,623	Nautilus, Inc.(1)	83,861
14,828	OneSpaWorld Holdings, Ltd.	150,356
		234,217
	RETAIL – 2.0%
3,238	Lovesac Co.(1)	139,526
3,884	Rush Enterprises, Inc., Class A	160,875
951	Sonic Automotive, Inc., Class A	36,680
		337,081
	TOTAL CONSUMER, CYCLICAL	930,124

	CONSUMER, NON-CYCLICAL – 32.3%
	BIOTECHNOLOGY – 11.8%
598	Acceleron Pharma, Inc.(1)	76,508
8,390	Affimed(1)	48,830
4,463	Autolus Therapeutics PLC, ADR(1)	39,899
1,255	Beam Therapeutics, Inc.(1)	102,458
864	Bluebird Bio, Inc.(1)	37,385
1,045	Blueprint Medicines Corp.(1)	117,197
630	CRISPR Therapeutics AG(1)	96,459
3,103	CytomX Therapeutics, Inc.(1)	20,325
1,732	Editas Medicine, Inc.(1)	121,430
4,554	Esperion Therapeutics, Inc.(1)	118,404
1,457	Frequency Therapeutics, Inc.(1)	51,374
9,242	Harvard Bioscience, Inc.(1)	39,648
3,945	Insmed, Inc.(1)	131,329
8,500	Kindred Biosciences, Inc.(1)	36,635
3,196	MacroGenics, Inc.(1)	73,061
5,096	NeoGenomics, Inc.(1)	274,369
2,853	Sangamo Therapeutics, Inc.(1)	44,521
874	Turning Point Therapeutics, Inc.(1)	106,497
3,838	Veracyte, Inc.(1)	187,832
6,861	Vericel Corp.(1)	211,868
2,507	Xencor, Inc.(1)	109,380
		2,045,409

Shares		Value
	COMMON STOCKS (continued)
	CONSUMER, NON-CYCLICAL (continued)
	COMMERCIAL SERVICES – 9.8%
5,071	2U, Inc.(1)	$202,891
18,508	Alta Equipment Group, Inc.(1)	182,859
1,646	Bright Horizons Family Solutions, Inc.(1)	284,742
3,486	Chegg, Inc.(1)	314,890
407	CoStar Group, Inc.(1)	376,182
1,461	HealthEquity, Inc.(1)	101,846
2,074	ShotSpotter, Inc.(1)	78,190
1,547	Strategic Education, Inc.	147,475
		1,689,075
	HEALTHCARE-PRODUCTS – 5.9%
2,330	AtriCure, Inc.(1)	129,711
1,873	BioLife Solutions, Inc.(1)	74,714
5,467	Cardiovascular Systems, Inc.(1)	239,236
1,777	Castle Biosciences, Inc.(1)	119,326
2,470	CONMED Corp.	276,640
7,425	GenMark Diagnostics, Inc.(1)	108,405
1,549	Quanterix Corp.(1)	72,028
		1,020,060
	HEALTHCARE-SERVICES – 0.9%
5,529	Vapotherm, Inc.(1)	148,509

	PHARMACEUTICALS – 3.9%
3,220	Aerie Pharmaceuticals, Inc.(1)	43,502
5,342	Cidara Therapeutics, Inc.(1)	10,684
2,675	Enanta Pharmaceuticals, Inc.(1)	112,617
12,849	Flexion Therapeutics, Inc.(1)	148,277
1,224	Intellia Therapeutics, Inc.(1)	66,586
4,400	Jounce Therapeutics, Inc.(1)	30,800
3,166	Neoleukin Therapeutics, Inc.(1)	44,641
1,199	Pacira BioSciences, Inc.(1)	71,748
6,699	Paratek Pharmaceuticals, Inc.(1)	41,936
5,407	Spero Therapeutics, Inc.(1)	104,842
		675,633
	TOTAL CONSUMER, NON-CYCLICAL	5,578,686

	DIVERSIFIED – 2.2%
	HOLDING COMPANIES-DIVERSIFIED – 2.2%
9,664	CF Finance Acquisition Corp. II(1)	106,497
11,621	dMY Technology Group, Inc. II, Class A(1)	204,413
2,889	Executive Network Partnering Corp.(1)	73,641
		384,551

Destra Granahan Small Cap Advantage Fund
Schedule of Investments (CONTINUED)
As of December 31, 2020 (unaudited)

Shares		Value
	COMMON STOCKS (continued)
	ENERGY – 3.9%
	ENERGY-ALTERNATE SOURCES – 3.9%
3,808	Enphase Energy, Inc.(1)	$668,190

	FINANCIAL – 3.7%
	INSURANCE – 2.1%
2,550	eHealth, Inc.(1)	180,055
2,511	James River Group Holdings Ltd.	123,416
414	Lemonade, Inc.(1)	50,715
		354,186
	PRIVATE EQUITY – 0.6%
3,998	Victory Capital Holdings, Inc., Class A	99,191

	REITS – 1.0%
979	Innovative Industrial Properties, Inc.	179,284
	TOTAL FINANCIAL	632,661

	INDUSTRIAL – 15.6%
	COMPUTERS – 3.6%
6,982	Kornit Digital, Ltd.(1)	622,306

	ELECTRONICS – 1.2%
2,293	OSI Systems, Inc.(1)	213,753

	HAND/MACHINE TOOLS – 1.4%
14,601	Luxfer Holdings PLC	239,748

	MACHINERY-DIVERSIFIED – 2.9%
2,334	Chart Industries, Inc.(1)	274,922
5,779	Columbus McKinnon Corp.	222,145
		497,067
	METAL FABRICATE/HARDWARE – 1.9%
3,772	Lawson Products, Inc.(1)	192,032
792	RBC Bearings, Inc.(1)	141,800
		333,832
	MISCELLANEOUS MANUFACTURING – 3.7%
4,149	Axon Enterprise, Inc.(1)	508,377
2,057	Materion Corp.	131,072
		639,449
	TRANSPORTATION – 0.9%
3,469	CryoPort, Inc.(1)	152,220
	TOTAL INDUSTRIAL	2,698,375

	TECHNOLOGY – 26.7%
	COMPUTERS – 1.2%
533	Globant SA(1)	115,986
449	Zscaler, Inc.(1)	89,670
		205,656
Shares		Value
	COMMON STOCKS (continued)
	TECHNOLOGY (continued)
	SEMICONDUCTORS – 3.2%
7,146	Brooks Automation, Inc.	$484,856
1,474	CEVA, Inc.(1)	67,067
		551,923
	SOFTWARE – 22.3%
1,818	1Life Healthcare, Inc.(1)	79,356
1,144	Blackline, Inc.(1)	152,587
2,602	Cornerstone OnDemand, Inc.(1)	114,592
393	Coupa Software, Inc.(1)	133,192
4,347	Datto Holding Corp.(1)	117,369
4,808	Digital Turbine, Inc.(1)	271,940
1,796	Domo, Inc.(1)	114,531
6,537	Evolent Health, Inc., Class A(1)	104,788
359	HubSpot, Inc.(1)	142,322
9,966	LivePerson, Inc.(1)	620,184
744	Paycom Software, Inc.(1)	336,474
1,671	Phreesia, Inc.(1)	90,668
11,677	Porch Group, Inc.(1)	166,631
4,133	PROS Holdings, Inc.(1)	209,832
2,012	Sapiens International Corp. N.V.	61,587
7,058	Sprout Social, Inc.(1)	320,504
3,662	SPS Commerce, Inc.(1)	397,657
4,518	Workiva, Inc.(1)	413,939
		3,848,153
	TOTAL TECHNOLOGY	4,605,732

	TOTAL COMMON STOCKS
	(Cost $11,538,088)	16,800,067

	SHORT-TERM INVESTMENTS – 3.0%
	MONEY MARKET FUND – 3.0%
517,570	Fidelity Investments Money Market Treasury Portfolio – Class I, 0.010%(2)	517,570

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $517,570)	517,570

	TOTAL INVESTMENTS – 100.3%
	(Cost $12,055,658)	17,317,637
	Liabilities in Excess of Other Assets – (0.3)%	(56,601)
	TOTAL NET ASSETS – 100.0%	$17,261,036

1     Non-income producing security.

2     The rate is the annualized seven-day yield as of December 31, 2020.

ADR – American Depository Receipt

PLC – Public Limited Company

SA – Corporation

2